BUSINESS COMBINATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Schedule of fair value of the acquired assets and assumed liabilities at the acquisition date

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed and noncontrolling interest at the date of acquisition (in thousands):

Cash	$699
Accounts receivable	620
Prepaid expenses and other assets	41
Intangible assets	586
Goodwill	790
Total assets acquired	$2,736

Accounts payable	$218
Accrued expenses	136
Contingent consideration	576
Total liabilities acquired	$930

Allocation to Minority Interest	$1,286

Schedule of unaudited pro forma statement of operations

Pro forma combined financial information (unaudited, in thousands)

	Three months ended		Nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Revenues	$7,036	$6,572	$23,013	$21,423
Net loss	$(12,182)	$(2,484)	$(16,869)	$(4,628)

ConnectM Before Business Combination
Business Acquisition [Line Items]
Schedule of fair value of the acquired assets and assumed liabilities at the acquisition date

Cash	$244,500
Accounts receivable	217,500
Property and equipment, net	38,300
Customer relationships	114,000
Tradename	115,000
Goodwill	880,363
Accounts payable	(155,700)
Accrued expenses and other current liabilities	(222,000)
Deferred tax liabilities	(62,563)
Debt	(219,400)
Purchase Price	$950,000

Cash	$122,000
Inventory	5,300
Property and equipment, net	91,400
Customer relationships	546,000
Noncompetition agreement	34,000
Tradename	184,000
Goodwill	624,202
Accounts payable	(9,177)
Deferred tax liabilities	(208,725)
Purchase Price	$1,389,000

Cash	$97,000
Accounts receivable	1,000
Prepaid expenses and other current assets	10,000
Property and equipment, net	43,000
Customer relationships	330,000
Noncompetition agreement	26,000
Tradename	135,000
Goodwill	285,383
Accounts payable	(51,000)
Deferred tax liabilities	(126,383)
Purchase price	$750,000

Cash	$99,000
Accounts receivable	251,700
Inventory	343,500
Prepaid expenses and other current assets	42,800
Property and equipment, net	445,100
Customer relationships	215,000
Noncompetition agreement	31,000
Tradename	321,000
Goodwill	687,735
Accounts payable	(247,300)
Accrued expenses and other current liabilities	(134,300)
Deferred tax liabilities	(143,735)
Debt	(191,500)
Purchase Price	$1,720,000

Schedule of estimated useful lives of those intangible assets acquired

Customer relationships	15 years
Tradename	3 years

Customer relationships	15 years
Noncompetition agreement	5 years
Tradename	10 years

Customer relationships	15 years
Noncompetition agreement	5 years
Tradename	10 years

Customer relationships	15 years
Noncompetition agreement	5 years
Tradename	10 years

Schedule of unaudited pro forma statement of operations

					Pro forma
			Transaction		financial		Transaction
	ConnectM	AFS	Accounting		information		Accounting
	historical	historical	Adjustments		(adjusted for	FSP historical	Adjustments		Pro forma
	financial	financial	(acquisition		acquisition	financial	(acquisition		results
	information	information	of AFS)		of AFS)	information	of FSP)		(combined)
Revenues	$15,441,315	$500,918	—		$15,942,233	$4,887,822	—		$20,830,055
Net income (loss)	(3,542,583)	(139,190)	(41,000)	(1)	(3,710,773)	399,500	(52,000)	(3)	(3,333,273)
			12,000	(2)			30,000	(4)

Unaudited pro forma transaction accounting adjustments for the AFS acquisition include adjustments to reflect the following:

(1)	An adjustment to reflect additional amortization of $41 thousand for the year ended December 31, 2022, that would have been charged assuming the fair value adjustments to intangible assets and property and equipment had been applied on January 1, 2022.
(2)	An adjustment to reverse acquisition-related fees and expenses of $12 thousand for the year ended December 31, 2022.

Unaudited pro forma transaction accounting adjustments for the FSP acquisition include adjustments to reflect the following:

(3)	An adjustment to reflect additional amortization of $52 thousand for the year ended December 31, 2022, that would have been charged assuming the fair value adjustments to intangible assets and property and equipment had been applied on January 1, 2022.
(4)	An adjustment to reverse acquisition-related fees and expenses of $30 thousand for the year ended December 31, 2022.